Label	Element	Value
Blue Chip Account
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Variable Contracts Funds, Inc.
Supplement dated March 17, 2025
to the Prospectus and Statement of Additional Information
both dated May 1, 2024
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus and Statement of Additional Information (“SAI”). Please retain this supplement for future reference.
The changes described below are being made to the Registrant’s Prospectus.

SUMMARY FOR BLUE CHIP ACCOUNT
On March 12, 2025, the Fund’s Board of Directors approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on May 28, 2025, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for July 15, 2025. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about June 4, 2025. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about July 22, 2025. However, the Fund’s officers have the discretion to change these dates.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR BLUE CHIP ACCOUNT
Strategy [Heading]	rr_StrategyHeading	On or about July 22, 2025, under Principal Investment Strategies, add the following after the second paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk [Heading]	rr_RiskHeading	On or about July 22, 2025, in the Principal Risks section, add the following to the alphabetical list of risks:
Blue Chip Account | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.